Revenue - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 245,130	$ 43,510
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	113,263	19,726
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 131,867	$ 23,784